SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepayments And Deposits
Receivables from sales distributors	$ 28,219	$ 43,596	$ 115,379
Deposits to suppliers	94,719	147,504	301,233
Subtotal	122,938	191,100	416,612
Less: Provision for doubtful accounts			(121,095)
Total	$ 122,938	$ 191,100	$ 295,517